Fair Value Measurements - Schedule of Assets of Consolidated Funds Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	$ 60,614	$ 54,514
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments	15,427	16,267
Debt securities		9,929
Total assets	15,427	26,196
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments	0	0
Debt securities		0
Total assets	0	0
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments	13,374	5,265
Debt securities		0
Total assets	13,374	5,265
Fair Value, Inputs, Level 3 | Fair Value, Recurring Basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments	231	10
Debt securities	5,208	7,771
Fair Value, Inputs, Level 1, 2 and 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments	28,801	21,532
Debt securities		9,929
Total assets	28,801	31,461
Fair Value Measured at Net Asset Value Per Share
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments valued at net asset value	31,813	23,053
Consolidated Funds | Fair Value, Recurring Basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	14,327	11,471
Consolidated Funds | Fair Value, Inputs, Level 1 | Fair Value, Recurring Basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments	0	0
Debt securities	0	0
Total assets	0	0
Consolidated Funds | Fair Value, Inputs, Level 2 | Fair Value, Recurring Basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments	0	0
Debt securities	3,891	2,190
Total assets	3,891	2,190
Consolidated Funds | Fair Value, Inputs, Level 3 | Fair Value, Recurring Basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments	231	10
Debt securities	5,208	7,771
Total assets	5,439	7,781
Consolidated Funds | Fair Value, Inputs, Level 1, 2 and 3 | Fair Value, Recurring Basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments	231	10
Debt securities	9,099	9,961
Total assets	9,330	9,971
Consolidated Funds | Fair Value Measured at Net Asset Value Per Share | Fair Value, Recurring Basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments valued at net asset value	$ 4,997	$ 1,500